S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 02, 2026 USD ($) $ / shares shares
Cantor EP Holdings VII, LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	6,250,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Cantor EP Holdings VII, LLC [Member] | Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	600,000
Price Paid or to be Paid for Securities, Total Amount	$ 6,000,000
Cantor EP Holdings VII, LLC [Member] | Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Cantor EP Holdings VII, LLC [Member] | Office space, administrative and shared personnel support services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	10,000
Cantor EP Holdings VII, LLC [Member] | working capital loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
Cantor EP Holdings VII, LLC [Member] | Class A Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Underwriters’ over allotment-option [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,187,500
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Cantor Fitzgerald & Co. [Member] | Class A Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	5,000,000
Cantor Fitzgerald & Co. [Member] | Business combination marketing fee [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	8,750,000
Cantor Fitzgerald & Co. [Member] | Underwriters’ over-allotment option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	10,812,500
Cantor Fitzgerald & Co. [Member] | Independent directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 50,000